Segment Reporting, Geographical Information (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Total Revenue	$ 358,122	$ 231,674	$ 1,089,374	$ 1,205,263
Gross Profit:
Total Gross Profit	315,165	201,656	935,542	1,025,733
Total Assets:
Total Assets	4,861,338		2,115,250	2,561,160
United States [Member]
Revenue:
Total Revenue	293,161	156,785	858,751	952,256
Gross Profit:
Total Gross Profit	258,241	156,188	732,404	810,809
Total Assets:
Total Assets	4,413,757		1,604,142	1,935,638
Europe [Member]
Revenue:
Total Revenue	64,961	63,336	230,623	253,007
Gross Profit:
Total Gross Profit	56,924	45,468	203,138	214,924
Total Assets:
Total Assets	$ 447,581		$ 511,108	$ 625,522